Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consist of the following:

	As of December 31,
	2019	2020
Cost:
Office equipment	4,541	4,830
Leasehold improvements	1,645	1,842
Furniture and fixtures	757	1,094
Motor vehicles	-	13
Total cost	6,943	7,779
Less: Accumulated depreciation	(6,266)	(6,565)
Exchange differences	(141)	(101)
Property and equipment, net	536	1,113

Summary of Depreciation Expense Recognized

Depreciation expense recognized for the years ended December 31, 2018, 2019 and 2020 are summarized as follows:

	For the years ended December 31,
	2018	2019	2020
Cost of revenues	6	2	3
Research and development	124	49	80
Sales and marketing expenses	504	21	96
General and administrative expenses	425	262	202
Total	1,059	334	381